US Vegan Climate ETF
Schedule of Investments
October 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 17.7%
Alphabet, Inc. - Class A	30,256	$8,507,685
AppLovin Corporation - Class A (a)	1,396	889,713
Arista Networks, Inc. (a)	5,648	890,633
AT&T, Inc.	86,810	2,148,547
Booking Holdings, Inc.	399	2,026,018
CDW Corporation	720	114,746
Charter Communications, Inc. - Class A (a)	514	120,194
Cisco Systems, Inc.	44,051	3,220,569
Comcast Corporation - Class A	20,463	569,588
DoorDash, Inc. - Class A (a)	1,834	466,515
eBay, Inc.	2,546	207,015
Expedia Group, Inc.	671	147,620
F5 Networks, Inc. (a)	314	79,458
FactSet Research Systems, Inc.	207	55,228
Gen Digital, Inc.	2,971	78,315
GoDaddy, Inc. - Class A (a)	744	99,049
Omnicom Group, Inc.	1,059	79,446
Palo Alto Networks, Inc. (a)	3,590	790,662
Pinterest, Inc. - Class A (a)	3,242	107,310
Reddit, Inc. - Class A (a)	597	124,743
T-Mobile US, Inc.	2,607	547,600
Trade Desk, Inc. - Class A (a)	2,456	123,488
Ubiquiti, Inc.	23	18,105
VeriSign, Inc.	444	106,471
Verizon Communications, Inc.	51,945	2,064,294
Zillow Group, Inc. - Class A (a)	241	17,239
Zillow Group, Inc. - Class C (a)	946	70,931
		23,671,182

Consumer, Cyclical - 2.8%
AutoNation, Inc. (a)	138	27,582
CarMax, Inc. (a)	834	34,953
Copart, Inc. (a)	4,699	202,104
Cummins, Inc.	752	329,135
DR Horton, Inc.	1,525	227,347
Fastenal Company	6,276	258,258
Ferguson Enterprises, Inc.	1,028	255,458
Genuine Parts Company	743	94,591
Lennar Corporation - Class A	1,249	154,589
Lennar Corporation - Class B	45	5,312
Lithia Motors, Inc.	140	43,971
Live Nation Entertainment, Inc. (a)	864	129,194
LKQ Corporation	1,343	42,922
National Vision Holdings, Inc. (a)	14,377	370,208
NVR, Inc. (a)	16	115,373
O'Reilly Automotive, Inc. (a)	4,695	443,396
PACCAR, Inc.	2,838	279,259
Planet Fitness, Inc. - Class A (a)	460	41,718
Pool Corporation	204	54,480
PulteGroup, Inc.	1,087	130,299
Rivian Automotive, Inc. - Class A (a)	4,153	56,356
Toll Brothers, Inc.	541	73,008
Watsco, Inc.	190	69,922
WW Grainger, Inc.	238	233,002
		3,672,437

Consumer, Non-cyclical - 7.6%
Automatic Data Processing, Inc.	2,226	579,428
Avis Budget Group, Inc. (a)	1,272	173,081
Beyond Meat, Inc. (a)	25,744	42,606
Block, Inc. (a)	3,048	231,465
Celsius Holdings, Inc. (a)	1,010	60,832
Centene Corporation (a)	2,698	95,428
Cigna Group	1,462	357,328
elf Beauty, Inc. (a)	973	118,842
Equifax, Inc.	674	142,281
Ginkgo Bioworks Holdings, Inc. (a)	12,934	168,013
Global Payments, Inc.	1,333	103,654
H&R Block, Inc.	725	36,062
Hertz Global Holdings, Inc. (a)	58,285	299,002
Humana, Inc.	660	183,605
IQVIA Holdings, Inc. (a)	959	207,585
McKesson Corporation	685	555,768
Molina Healthcare, Inc. (a)	297	45,459
Moody's Corporation	850	408,255
Natera, Inc. (a)	702	139,649
Omnicell, Inc. (a)	9,322	312,940
Robert Half, Inc.	545	14,274
S&P Global, Inc.	3,816	1,859,193
Toast, Inc. - Class A (a)	2,456	88,760
TransUnion	1,067	86,619
United Rentals, Inc.	357	311,011
UnitedHealth Group, Inc.	9,621	3,286,149
Verisk Analytics, Inc.	761	166,476
Waters Corporation (a)	324	113,270
		10,187,035

Energy - 0.5%
Enphase Energy, Inc. (a)	694	21,174
First Solar, Inc. (a)	557	148,686
Plug Power, Inc. (a)	34,328	92,342
Sunrun, Inc. (a)	16,706	346,816
		609,018

Financial - 17.9%
Aflac, Inc.	2,699	289,306
Allstate Corporation	1,445	276,746
American Express Company	6,638	2,394,526
American Tower Corporation	2,561	458,368
Ameriprise Financial, Inc.	524	237,252
Aon PLC - Class A	1,067	363,506
Arch Capital Group Ltd.	1,971	170,117
Arthur J Gallagher & Company	1,386	345,793
AvalonBay Communities, Inc.	776	134,962
Bank of New York Mellon Corporation	3,919	422,978
Brown & Brown, Inc.	1,317	105,018
Camden Property Trust	577	57,400
Capital One Financial Corporation	3,471	763,585
Cboe Global Markets, Inc.	570	140,015
CBRE Group, Inc. - Class A (a)	1,636	249,376
Cincinnati Financial Corporation	842	130,165
Citizens Financial Group, Inc.	2,383	121,223
CME Group, Inc.	1,968	522,484
CoStar Group, Inc. (a)	2,274	156,474
Crown Castle, Inc.	2,374	214,182
Equinix, Inc.	535	452,615
Equity Residential	1,875	111,450
Erie Indemnity Co. - Class A	136	39,799
Essex Property Trust, Inc.	351	88,371
Extra Space Storage, Inc.	1,149	153,438
Fidelity National Financial, Inc.	1,431	79,048
Fifth Third Bancorp	3,648	151,830
Healthpeak Properties, Inc.	3,813	68,443
Huntington Bancshares, Inc.	7,966	122,995
Interactive Brokers Group, Inc. - Class A	2,264	159,295
Invitation Homes, Inc.	3,138	88,335
Iron Mountain, Inc.	1,596	164,308
KeyCorp	5,099	89,691
Kimco Realty Corporation	3,629	74,975
LPL Financial Holdings, Inc.	436	164,507
M&T Bank Corporation	887	163,093
Markel Group, Inc. (a)	68	134,268
Marsh & McLennan Companies, Inc.	2,694	479,936
Mastercard, Inc. - Class A	6,775	3,739,732
MetLife, Inc.	3,121	249,118
Mid-America Apartment Communities, Inc.	636	81,554
Nasdaq, Inc.	2,251	192,438
Progressive Corporation	7,157	1,474,342
Prologis, Inc.	5,066	628,640
Prudential Financial, Inc.	1,938	201,552
Public Storage	862	240,119
Raymond James Financial, Inc.	1,013	160,733
Realty Income Corporation	4,884	283,174
Regions Financial Corporation	4,952	119,838
Rocket Cos., Inc. - Class A	763	12,712
Ryan Specialty Holdings, Inc.	578	31,674
SBA Communications Corporation	584	111,824
Simon Property Group, Inc.	1,768	310,744
Sun Communities, Inc.	691	87,481
Synchrony Financial	2,125	158,058
Tradeweb Markets, Inc. - Class A	637	67,133
Ventas, Inc.	2,390	176,358
Visa, Inc. - Class A	12,525	4,267,769
W R Berkley Corporation	1,639	116,926
Welltower, Inc.	3,569	646,132
Willis Towers Watson PLC	544	170,326
WP Carey, Inc.	1,192	78,672
		23,946,922

Industrial - 4.3%
A O Smith Corp.	639	42,168
Acuity, Inc.	167	60,963
Advanced Drainage Systems, Inc.	364	50,978
Allegion PLC	471	78,078
Builders FirstSource, Inc. (a)	612	71,096
Cognex Corporation	926	38,327
Crown Holdings, Inc.	635	61,709
Deere & Company	1,357	626,432
Dover Corporation	747	135,551
EMCOR Group, Inc.	244	164,890
Energizer Holdings, Inc.	7,459	173,273
Expeditors International of Washington, Inc.	749	91,303
FedEx Corporation	1,205	305,853
Graco, Inc.	913	74,656
Graphic Packaging Holding Company	1,632	26,096
Hubbell, Inc.	293	137,710
IDEX Corporation	413	70,813
Jabil, Inc.	575	127,012
Johnson Controls International PLC	3,591	410,774
Lennox International, Inc.	172	86,860
Mettler-Toledo International, Inc. (a)	112	158,624
MSA Safety, Inc.	201	31,563
nVent Electric PLC	896	102,458
Otis Worldwide Corporation	2,165	200,825
Owens Corning	466	59,326
Rockwell Automation, Inc.	619	228,015
Saia, Inc. (a)	145	42,412
Silgan Holdings, Inc.	437	16,877
Simpson Manufacturing Company, Inc.	228	40,242
Smurfit WestRock PLC	2,799	103,339
Snap-on, Inc.	281	94,290
Stanley Black & Decker, Inc.	838	56,749
Toro Company	545	40,728
Trane Technologies PLC	1,226	550,045
Trex Company, Inc. (a)	584	28,219
Trimble, Inc. (a)	1,341	106,945
United Parcel Service, Inc. - Class B	4,021	387,705
Vertiv Holdings Company - Class A	1,893	365,084
Westinghouse Air Brake Technologies Corporation	928	189,720
XPO, Inc. (a)	634	91,214
		5,728,922

Technology - 48.4%(b)
Accenture PLC - Class A	7,555	1,889,506
Adobe, Inc. (a)	5,245	1,784,926
Advanced Micro Devices, Inc. (a)	19,911	5,099,605
Apple, Inc.	25,237	6,823,328
Applied Materials, Inc.	4,440	1,034,964
Atlassian Corporation - Class A (a)	896	151,800
Autodesk, Inc. (a)	1,166	351,362
Broadcom, Inc.	22,200	8,205,786
Broadridge Financial Solutions, Inc.	635	139,954
Cadence Design Systems, Inc. (a)	1,498	507,358
Cloudflare, Inc. - Class A (a)	1,673	423,771
Cognizant Technology Solutions Corporation - Class A	2,698	196,630
CoreWeave, Inc. - Class A (a)	1,357	181,444
Crowdstrike Holdings, Inc. - Class A (a)	1,331	722,746
Datadog, Inc. - Class A (a)	1,697	276,289
Dell Technologies, Inc. - Class C	1,694	274,445
DocuSign, Inc. (a)	1,096	80,161
Duolingo, Inc. (a)	211	57,105
Electronic Arts, Inc.	1,291	258,277
Fair Isaac Corporation (a)	130	215,739
Fidelity National Information Services, Inc.	2,900	181,308
Fiserv, Inc. (a)	3,036	202,471
Fortinet, Inc. (a)	3,384	292,479
Gartner, Inc. (a)	408	101,323
GLOBALFOUNDRIES, Inc. (a)	419	14,916
Guidewire Software, Inc. (a)	431	100,699
HubSpot, Inc. (a)	273	134,294
Intel Corporation (a)	23,887	955,241
International Business Machines Corporation	10,444	3,210,590
Intuit, Inc.	3,350	2,236,293
KLA Corporation	727	878,754
Lam Research Corporation	7,017	1,104,897
Marvell Technology, Inc.	4,725	442,921
Microchip Technology, Inc.	2,885	180,082
Micron Technology, Inc.	6,108	1,366,787
MongoDB, Inc. (a)	431	155,082
Monolithic Power Systems, Inc.	252	253,260
MSCI, Inc.	410	241,306
NetApp, Inc.	1,126	132,620
Nutanix, Inc. - Class A (a)	1,360	96,886
NVIDIA Corporation	38,696	7,835,553
Okta, Inc. (a)	904	82,743
ON Semiconductor Corporation (a)	2,304	115,384
Oracle Corporation	17,915	4,704,658
Paychex, Inc.	1,761	206,090
PTC, Inc. (a)	651	129,250
Pure Storage, Inc. - Class A (a)	1,685	166,310
ROBLOX Corporation - Class A (a)	3,051	346,960
Salesforce, Inc.	10,070	2,622,329
Samsara, Inc. - Class A (a)	1,554	62,424
Seagate Technology Holdings PLC	1,080	276,350
ServiceNow, Inc. (a)	2,453	2,254,994
Snowflake, Inc. - Class A (a)	1,737	477,467
SS&C Technologies Holdings, Inc.	1,177	99,951
Strategy, Inc. - Class A (a)	1,348	363,299
Super Micro Computer, Inc. (a)	2,773	144,085
Synopsys, Inc. (a)	1,005	456,090
Take-Two Interactive Software, Inc. (a)	900	230,733
Texas Instruments, Inc.	11,139	1,798,503
Tyler Technologies, Inc. (a)	233	110,969
Veeva Systems, Inc. - Class A (a)	814	237,037
Western Digital Corporation	1,901	285,549
Workday, Inc. - Class A (a)	1,168	280,227
Zoom Communications, Inc. - Class A (a)	1,438	125,437
Zscaler, Inc. (a)	516	170,868
		64,540,665

Utilities - 0.1%
American Water Works Company, Inc.	1,067	137,035
TOTAL COMMON STOCKS (Cost $89,908,828)		132,493,216

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.03% (c)	906,533	906,533
TOTAL MONEY MARKET FUNDS (Cost $906,533)		906,533

TOTAL INVESTMENTS - 100.0% (Cost $90,815,361)		133,399,749
Other Assets in Excess of Liabilities - 0.0% (d)		47,215
TOTAL NET ASSETS - 100.0%		$133,446,964

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

US Vegan Climate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$132,493,216	$–	$–	$132,493,216
Money Market Funds	906,533	–	–	906,533
Total Investments	$133,399,749	$–	$–	$133,399,749

Refer to the Schedule of Investments for further disaggregation of investment categories.